Employee benefits - Summary of Changes in the Defined Benefit Obligations Impact of Minimum Funding Requirement and Asset Ceiling (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	¥ 167,640
Remeasurements:
Ending balance of the fiscal year	144,700	¥ 167,640
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	96,001
Remeasurements:
Ending balance of the fiscal year	81,603	96,001
Effect of asset ceiling [member] | Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	3,990	1,898
Interest income	25	11
Remeasurements:
Change in asset ceiling excluding interest income	855	2,081
Translation adjustments	0	0
Ending balance of the fiscal year	4,870	3,990
Effect of asset ceiling [member] | Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	13,156	14,241
Interest income	187	271
Remeasurements:
Change in asset ceiling excluding interest income	(11,018)	(2,447)
Translation adjustments	166	1,091
Ending balance of the fiscal year	¥ 2,491	¥ 13,156